Schedule of investments
Delaware Ivy VIP Balanced
September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.51%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	340,967	$ 330,876
Series 2016-71 NB 3.00% 10/25/46	445,937	408,813

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	293,579	274,524
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	12,914	13,301
Total Agency Collateralized Mortgage Obligations (cost $1,137,487)		1,027,514

Agency Mortgage-Backed Securities — 8.86%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	196,333	178,370
Fannie Mae S.F. 20 yr
2.00% 5/1/41	240,935	201,885
4.00% 9/1/42	358,488	336,607
Fannie Mae S.F. 30 yr
2.00% 1/1/51	518,807	422,814
2.00% 3/1/51	310,710	253,041
2.00% 4/1/51	241,978	197,030
2.50% 1/1/52	516,513	434,646
2.50% 4/1/52	242,013	203,562
3.00% 12/1/51	635,880	558,668
3.00% 2/1/52	794,354	694,080
3.50% 12/1/47	63,960	58,326
3.50% 1/1/48	72,379	66,197
3.50% 8/1/51	473,336	427,461
3.50% 1/1/52	595,998	537,855
3.50% 4/1/52	439,148	396,085
4.50% 11/1/43	222,118	217,606
4.50% 10/1/44	79,307	77,698
4.50% 5/1/49	202,286	194,849
5.00% 6/1/52	362,654	353,752
5.00% 9/1/52	768,177	749,119
6.50% 10/1/28	24,122	24,888
6.50% 2/1/29	12,338	12,632
6.50% 2/1/32	87,392	90,550
7.00% 7/1/31	20,325	21,336
7.00% 9/1/31	20,620	21,574
7.00% 9/1/31	14,461	14,705
7.00% 2/1/32	16,015	16,229
7.00% 2/1/32	22,599	23,577
7.00% 3/1/32	18,541	19,517
7.00% 7/1/32	38,637	39,805
7.50% 4/1/31	10,965	11,193

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr TBA 5.50% 10/1/52	1,185,000	$ 1,177,779
Freddie Mac S.F. 15 yr 2.00% 12/1/35	277,977	245,946
Freddie Mac S.F. 20 yr
2.00% 3/1/41	880,644	737,694
2.50% 2/1/42	367,417	314,643
Freddie Mac S.F. 30 yr
2.00% 1/1/52	1,065,174	865,086
2.50% 7/1/50	403,759	341,698
2.50% 1/1/52	815,405	689,023
2.50% 1/1/52	683,538	575,901
3.00% 8/1/51	36,905	32,327
3.00% 12/1/51	1,044,720	912,492
3.00% 2/1/52	1,057,933	924,378
3.50% 6/1/47	689,077	629,780
3.50% 10/1/51	798,561	722,896
3.50% 4/1/52	564,029	509,477
4.00% 8/1/52	777,684	723,649
4.50% 9/1/52	386,000	369,045
4.50% 9/1/52	312,000	298,066
5.00% 7/1/52	379,964	371,064
5.50% 9/1/52	147,000	148,700
5.50% 11/1/52	150,000	149,269
GNMA II S.F. 30 yr
3.00% 12/20/51	181,342	160,606
5.00% 9/20/52	234,000	229,603
Total Agency Mortgage-Backed Securities (cost $20,092,324)		17,984,779

Corporate Bonds — 13.11%
Banking — 2.07%
Bank of America
2.482% 9/21/36 μ	400,000	289,518
2.551% 2/4/28 μ	35,000	30,484
2.972% 2/4/33 μ	15,000	11,745
4.375% 1/27/27 μ, ψ	45,000	36,225
4.948% 7/22/28 μ	100,000	96,187
6.125% 4/27/27 *, μ, ψ	30,000	28,425
Citigroup
3.07% 2/24/28 μ	40,000	35,696
5.61% 9/29/26 μ	40,000	39,807
6.25% 8/15/26 μ, ψ	648,000	621,432

Fifth Third Bancorp 4.337% 4/25/33 μ	40,000	35,514
Goldman Sachs Group
1.542% 9/10/27 μ	25,000	21,146
3.102% 2/24/33 μ	375,000	298,300
3.615% 3/15/28 μ	65,000	59,220

Huntington National Bank 4.552% 5/17/28 μ	250,000	240,941
NQ-IV098 [9/22] 11/22 (2605472)    1

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.953% 2/4/32 μ	60,000	$ 44,467
4.851% 7/25/28 μ	140,000	134,570
5.00% 8/1/24 μ, ψ	337,000	304,100
5.597% (LIBOR03M + 3.32%) 10/1/22 ψ, •	750,000	750,000
6.276% (LIBOR03M + 3.47%) 10/30/22 ψ, •	194,000	193,999

KeyCorp 4.789% 6/1/33 μ	55,000	50,508
Morgan Stanley
2.475% 1/21/28 μ	25,000	21,877
2.484% 9/16/36 μ	120,000	86,165
PNC Financial Services Group
6.00% 5/15/27 *, μ, ψ	40,000	37,200
6.20% 9/15/27 μ	60,000	56,850

State Street 2.203% 2/7/28 μ	50,000	43,892
SVB Financial Group 4.57% 4/29/33 *, μ	70,000	61,453
Toronto-Dominion Bank 4.108% 6/8/27 *	75,000	70,808
Truist Financial 4.916% 7/28/33 μ	75,000	67,883
US Bancorp
2.215% 1/27/28 *, μ	45,000	39,698
2.677% 1/27/33 *, μ	45,000	36,227
Wells Fargo & Co.
2.572% 2/11/31 μ	290,000	232,488
4.611% 4/25/53 μ	65,000	52,906
4.808% 7/25/28 μ	75,000	71,607
		4,201,338
Basic Industry — 0.03%
Celanese US Holdings 6.05% 3/15/25	55,000	53,779
Newmont 2.60% 7/15/32 *	25,000	19,093
		72,872
Brokerage — 0.80%
Apollo Management Holdings 144A 2.65% 6/5/30 #, *	425,000	336,128
Blackstone Holdings Finance 144A 2.00% 1/30/32 #	325,000	241,106
Intercontinental Exchange 2.10% 6/15/30	260,000	207,383
KKR Group Finance VIII 144A 3.50% 8/25/50 #	350,000	241,150
LSEGA Financing 144A 2.50% 4/6/31 #	350,000	284,831
National Securities Clearing 144A 1.50% 4/23/25 #	350,000	322,744
		1,633,342
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.73%
Boeing
3.25% 2/1/28	25,000	$ 21,847
3.75% 2/1/50	265,000	173,245

Eaton 4.15% 3/15/33	230,000	208,135
Lockheed Martin
3.90% 6/15/32	215,000	199,601
4.15% 6/15/53	45,000	37,774

Raytheon Technologies 2.25% 7/1/30	300,000	242,895
Republic Services
1.45% 2/15/31	490,000	366,506
2.30% 3/1/30	72,000	59,213

Standard Industries 144A 4.375% 7/15/30 #	219,000	168,063
		1,477,279
Communications — 1.68%
AT&T 3.50% 9/15/53	520,000	347,344
Bell Canada 4.30% 7/29/49	120,000	95,812
CCO Holdings 144A 4.25% 1/15/34 #	470,000	337,519
Charter Communications Operating 3.85% 4/1/61	315,000	184,708
Comcast
3.45% 2/1/50	675,000	473,361
4.25% 10/15/30	450,000	417,574

Sprint 7.875% 9/15/23	315,000	318,739
T-Mobile USA 3.875% 4/15/30	290,000	257,412
Verizon Communications
2.875% 11/20/50	50,000	30,710
4.50% 8/10/33	500,000	451,386

Walt Disney 2.75% 9/1/49	500,000	318,625
Warnermedia Holdings
144A 3.755% 3/15/27 #	115,000	103,034
144A 4.054% 3/15/29 #	15,000	12,973
144A 4.279% 3/15/32 #, *	15,000	12,359
144A 5.141% 3/15/52 #	65,000	47,367
		3,408,923
Consumer Cyclical — 1.13%
Amazon.com
2.50% 6/3/50	80,000	50,194
3.60% 4/13/32	65,000	59,167

Aptiv 3.25% 3/1/32	15,000	11,961
AutoNation
2.40% 8/1/31	300,000	213,270
3.85% 3/1/32	35,000	27,705

Carnival 144A 4.00% 8/1/28 #	105,000	84,879
Expedia Group 144A 6.25% 5/1/25 #	159,000	160,206

2    NQ-IV098 [9/22] 11/22 (2605472)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors
5.40% 10/15/29	15,000	$ 13,850
5.60% 10/15/32	30,000	26,818

General Motors Financial 3.70% 5/9/23	150,000	148,963
Home Depot 3.35% 4/15/50	700,000	503,188
MGM Resorts International 4.75% 10/15/28 *	209,000	175,396
NIKE 3.25% 3/27/40	120,000	92,599
NVR 3.00% 5/15/30	400,000	327,155
PVH 4.625% 7/10/25	350,000	335,882
VICI Properties 4.95% 2/15/30 *	60,000	54,350
		2,285,583
Consumer Non-Cyclical — 1.43%
Amgen 3.375% 2/21/50	350,000	239,192
Bristol-Myers Squibb 3.70% 3/15/52	25,000	19,227
Coca-Cola 2.25% 1/5/32 *	600,000	488,617
CSL Finance
144A 4.05% 4/27/29 #	30,000	27,670
144A 4.75% 4/27/52 #	40,000	34,557
CVS Health
4.78% 3/25/38	125,000	109,830
5.05% 3/25/48	180,000	158,941

HCA 144A 3.125% 3/15/27 #, *	25,000	22,167
Hormel Foods 3.05% 6/3/51	535,000	370,323
JBS USA LUX 144A 3.00% 2/2/29 #	80,000	65,557
Johnson & Johnson 3.40% 1/15/38	1,000,000	834,103
Merck & Co. 2.75% 12/10/51	250,000	163,594
Nestle Holdings 144A 4.00% 9/24/48 #	380,000	316,368
Royalty Pharma 3.55% 9/2/50	79,000	49,427
		2,899,573
Electric — 1.10%
Alabama Power 3.125% 7/15/51	375,000	251,707
Commonwealth Edison 2.20% 3/1/30	350,000	288,253
Duke Energy 3.15% 8/15/27	500,000	453,168
Duke Energy Indiana 3.75% 5/15/46	120,000	90,219
Duke Energy Ohio 4.30% 2/1/49	115,000	93,138
Entergy
2.80% 6/15/30	235,000	190,664
3.75% 6/15/50	125,000	88,826

Eversource Energy 2.90% 3/1/27	50,000	45,443
Florida Power & Light 3.15% 10/1/49	425,000	300,680
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

NextEra Energy Capital Holdings 3.00% 1/15/52	65,000	$ 41,637
Oncor Electric Delivery 2.75% 5/15/30	450,000	386,550
		2,230,285
Energy — 0.55%
BP Capital Markets America 2.721% 1/12/32 *	80,000	65,064
Cheniere Energy Partners 3.25% 1/31/32	120,000	92,386
ConocoPhillips 3.80% 3/15/52	85,000	65,227
Continental Resources 144A 2.875% 4/1/32 #	65,000	47,687
Diamondback Energy 4.25% 3/15/52	15,000	10,988
EQT 6.125% 2/1/25 •	500,000	501,370
Targa Resources Partners 5.00% 1/15/28	170,000	157,616
Valero Energy 3.65% 12/1/51	245,000	167,475
		1,107,813
Finance Companies — 0.12%
AerCap Ireland Capital DAC 6.50% 7/15/25 *	250,000	249,727
		249,727
Financials — 0.06%
Air Lease 2.875% 1/15/32 *	160,000	120,821
		120,821
Insurance — 0.51%
Aon 2.80% 5/15/30	525,000	436,062
Brown & Brown
2.375% 3/15/31	11,000	8,230
4.95% 3/17/52 *	39,000	31,720

Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	378,185
UnitedHealth Group 3.05% 5/15/41	250,000	182,198
		1,036,395
Natural Gas — 0.04%
Southern Co. Gas Capital 5.15% 9/15/32	91,000	87,110
		87,110
Real Estate Investment Trusts — 0.23%
American Homes 4 Rent 3.625% 4/15/32	35,000	28,906
Extra Space Storage 2.35% 3/15/32	600,000	443,056
		471,962

NQ-IV098 [9/22] 11/22 (2605472)    3

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 2.30%
Apple
2.65% 5/11/50	175,000	$ 115,753
2.95% 9/11/49	500,000	353,752
Autodesk
2.40% 12/15/31 *	60,000	46,770
2.85% 1/15/30	500,000	420,180

Broadcom 144A 3.419% 4/15/33 #	300,000	229,528
CDW 3.276% 12/1/28	35,000	29,274
Entegris Escrow 144A 4.75% 4/15/29 #	55,000	48,569
Fidelity National Information Services 4.70% 7/15/27 *	30,000	28,922
Fortinet 2.20% 3/15/31	350,000	265,936
Infor 144A 1.75% 7/15/25 #	125,000	112,573
Intel 3.25% 11/15/49	300,000	199,531
Iron Mountain 144A 5.25% 7/15/30 #	54,000	44,802
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	165,000	127,955
KLA 4.95% 7/15/52	80,000	72,869
Microsoft 3.45% 8/8/36	365,000	320,647
PayPal Holdings
2.30% 6/1/30 *	230,000	187,348
3.90% 6/1/27 *	15,000	14,387
4.40% 6/1/32	45,000	41,984
Salesforce
2.70% 7/15/41	175,000	120,918
2.90% 7/15/51	255,000	168,933

ServiceNow 1.40% 9/1/30	435,000	320,911
Thomson Reuters 3.35% 5/15/26	425,000	398,694
TSMC Global 144A 1.75% 4/23/28 #	600,000	500,568
Visa 2.70% 4/15/40	440,000	319,203
Workday
3.50% 4/1/27 *	10,000	9,265
3.70% 4/1/29	15,000	13,471
3.80% 4/1/32 *	175,000	152,100
		4,664,843
Transportation — 0.19%
Burlington Northern Santa Fe
2.875% 6/15/52	50,000	32,787
4.45% 1/15/53	55,000	47,863

Kansas City Southern 2.875% 11/15/29	350,000	297,842
		378,492
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 0.14%
American Water Capital 3.75% 9/1/47	375,000	$ 282,393
		282,393
Total Corporate Bonds (cost $33,234,398)		26,608,751

Non-Agency Commercial Mortgage-Backed Securities — 2.93%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	600,684
Series 2021-BN36 A5 2.47% 9/15/64	860,000	690,948
Series 2022-BNK39 A4 2.928% 2/15/55	862,000	717,465
Series 2022-BNK39 B 3.348% 2/15/55 •	100,000	79,577
Series 2022-BNK39 C 3.379% 2/15/55 •	45,000	33,425
Series 2022-BNK40 A4 3.507% 3/15/64 •	850,000	738,315
Series 2022-BNK40 B 3.507% 3/15/64 •	100,000	79,564
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	834,482
Series 2022-B32 B 3.202% 1/15/55 •	100,000	77,535
Series 2022-B32 C 3.572% 1/15/55 •	125,000	92,628
Series 2022-B33 A5 3.458% 3/15/55	900,000	786,697
Series 2022-B33 B 3.736% 3/15/55 •	50,000	41,101
Series 2022-B33 C 3.736% 3/15/55 •	50,000	38,333

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	431,979
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.658% 11/15/54	865,000	692,991
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,263,492)		5,935,724

US Treasury Obligations — 17.31%
US Treasury Bonds
1.875% 11/15/51	410,000	271,321
2.375% 2/15/42	1,470,000	1,127,077
2.875% 5/15/52	165,000	138,419

4    NQ-IV098 [9/22] 11/22 (2605472)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
3.00% 8/15/52	460,000	$ 397,109

US Treasury Floating Rate Notes 3.293% (USBMMY3M - 0.08%) 4/30/24 •	1,140,000	1,138,506
US Treasury Notes
0.125% 4/30/23	14,000,000	13,687,027
0.125% 12/15/23 *	3,195,000	3,040,742
0.375% 4/15/24	4,885,000	4,600,105
1.50% 11/30/24	1,700,000	1,604,043
1.75% 6/30/24	1,400,000	1,340,664
2.75% 8/15/32 *	1,255,000	1,147,737
2.875% 5/31/25	5,635,000	5,437,995
3.00% 7/15/25 *	350,000	338,338
3.125% 8/31/27 *	70,000	67,156
3.25% 6/30/27	810,000	780,796
Total US Treasury Obligations (cost $36,739,434)		35,117,035
	Number of shares
Common Stocks — 52.47%
Communications — 3.01%
Alphabet Class A †	22,921	2,192,394
Alphabet Class C †	19,477	1,872,713
Take-Two Interactive Software †	18,735	2,042,115
		6,107,222
Consumer Discretionary — 3.33%
Amazon.com †	18,451	2,084,963
Aptiv †	27,101	2,119,569
AutoZone †	1,189	2,546,755
		6,751,287
Consumer Staples — 2.62%
Costco Wholesale	5,450	2,573,871
Sysco	38,967	2,755,357
		5,329,228
Energy — 1.72%
ConocoPhillips	25,460	2,605,576
Schlumberger	24,475	878,653
		3,484,229
Financials — 9.89%
American Express	10,042	1,354,766
Aon Class A	5,939	1,590,880
Artisan Partners Asset Management Class A	44,994	1,211,688
Bank of America	46,231	1,396,176
Blackstone	18,686	1,564,018
Charles Schwab	37,547	2,698,503
CME Group Class A	9,627	1,705,231
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Intercontinental Exchange	17,242	$ 1,557,815
KKR & Co.	42,309	1,819,287
Morgan Stanley	24,998	1,975,092
Progressive	27,457	3,190,778
		20,064,234
Healthcare — 9.77%
Danaher	14,355	3,707,753
Eli Lilly & Co.	9,421	3,046,280
HCA Healthcare	10,940	2,010,663
UnitedHealth Group	13,919	7,029,652
Vertex Pharmaceuticals †	5,308	1,536,878
Zoetis	16,774	2,487,416
		19,818,642
Industrials — 5.37%
Airbus ADR	97,297	2,088,966
Caterpillar	3,474	570,014
Deere & Co.	6,166	2,058,766
Equifax	8,821	1,512,184
Union Pacific	8,430	1,642,333
United Rentals †	11,181	3,020,212
		10,892,475
Information Technology — 9.90%
Fiserv †	19,457	1,820,592
Intuit	4,235	1,640,300
Mastercard Class A	7,273	2,068,005
Microchip Technology	44,276	2,702,164
Microsoft	38,016	8,853,926
TE Connectivity	27,260	3,008,414
		20,093,401
Materials — 2.11%
Linde	9,397	2,533,337
Sherwin-Williams	8,595	1,759,826
		4,293,163
Technology — 2.91%
Apple	26,378	3,645,439
Applied Materials	12,075	989,305
VeriSign †	7,324	1,272,179
		5,906,923
Utilities — 1.84%
NextEra Energy	47,565	3,729,572
		3,729,572
Total Common Stocks (cost $122,585,084)		106,470,376

NQ-IV098 [9/22] 11/22 (2605472)    5

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Fund — 0.91%
Vanguard Russell 2000 ETF	27,790	$ 1,851,648
Total Exchange-Traded Fund (cost $2,183,402)		1,851,648

Short-Term Investments — 4.54%
Money Market Mutual Funds — 4.54%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,302,833	2,302,833
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,302,833	2,302,833
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,302,833	2,302,833
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,302,833	2,302,833
Total Short-Term Investments (cost $9,211,332)		9,211,332

Total Value of Securities Before Securities Lending Collateral—100.64% (cost $232,446,953)		204,207,159

Securities Lending Collateral — 0.30%
Money Market Mutual Fund — 0.30%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	604,840	604,840
Total Securities Lending Collateral (cost $604,840)		604,840

Total Value of Securities—100.94% (cost $233,051,793)		204,811,999■
Obligation to Return Securities Lending Collateral — (0.30%)		(604,840)
Liabilities Net of Receivables and Other Assets — (0.64%)★		(1,303,526)
Net Assets Applicable to 45,478,219 Shares Outstanding—100.00%		$202,903,633

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $4,308,545, which represents 2.12% of the Portfolio's net assets.
†	Non-income producing security.
■	Includes $5,965,416 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $5,518,276.
★	Includes $71,528 cash collateral held at broker for futures contracts as of September 30, 2022.

6    NQ-IV098 [9/22] 11/22 (2605472)

(Unaudited)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
57	US Treasury 5 yr Notes	$6,127,945	$6,339,439	12/30/22	$—	$(211,494)	$135
(6)	US Treasury 10 yr Notes	(672,375)	(707,189)	12/20/22	34,814	—	2,344
(18)	US Treasury 10 yr Ultra Notes	(2,132,719)	(2,257,613)	12/20/22	124,894	—	9,000
3	US Treasury Ultra Bonds	411,000	450,448	12/20/22	—	(39,448)	(4,875)
Total Futures Contracts			$3,825,085		$159,708	$(250,942)	$6,604
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
S.F. – Single Family
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
NQ-IV098 [9/22] 11/22 (2605472)    7